Note 8 - October 2019 Registered Direct Offering (Details Textual)				12 Months Ended
	Oct. 18, 2019 USD ($) $ / shares shares	Oct. 16, 2019 $ / shares shares	Oct. 10, 2019 USD ($)	Sep. 30, 2021 shares
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares				1,071,429
Class of Series I Warrant [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares				14,285,714
Proceeds from Subscribed, Unissued Common Stock and Warrants | $			$ 2,500,000
Payments of Stock Issuance Costs | $			$ 158,000
Class of Series I Warrant [Member] | Minimum [Member]
Percentage of Fee on Gross Proceeds of Warrants	6.0
Class of Series I Warrant [Member] | Maximum [Member]
Percentage of Fee on Gross Proceeds of Warrants	8.2
Registered Direct Offering October 2019 [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	14,285,714	14,285,714
Shares Issued, Price Per Share (in dollars per share) | $ / shares		$ 0.175
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 0.22
Proceeds from Subscribed, Unissued Common Stock and Warrants | $	$ 2,500,000
Payments of Financing Costs, Total | $	333,000
Payments of Stock Issuance Costs | $	$ 158,000
Registered Direct Offering October 2019 [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.21875
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	1,071,429
Warrants and Rights Outstanding, Term (Year)	5 years